UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
March 31, 2003

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding
entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	May 15, 2003

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total:	216,751,574

List of other Included Managers: 		None



GMT Capital
13F Information Table
March 31, 2003

												      	Investment	Other		Voting Authority:
Name of Issuer			Class		Cusip		 Value		Quantity	Discretion  Managers    Sole/Shared/None

Advanced Tissue			Common	00755F103	     94,816 	  512,517 	Sole		None		Sole
American Greetings		Common	26375105	    697,510  	   53,245 	Sole		None		Sole
Ameritrade Holdings Corp	Common	03072H109	    131,688  	   26,550 	Sole 		None		Sole
Applied Digital			Common	38188108	    190,520 	  346,400 	Sole 		None		Sole
Avanex Corp				Common	05348W109	     10,725 	   13,750 	Sole 		None		Sole
Aware					Common	05453N100	     42,224 	   23,200 	Sole 		None		Sole
Broadwing Communications	Common	11161P205	  1,746,000 	  194,000 	Sole 		None		Sole
Canadian Natural			Common	136385101	 35,611,117 	1,041,870 	Sole 		None		Sole
Capstone Turbin			Common	14067D102	    182,593 	  253,602 	Sole		None		Sole
Caremark Rx, Inc.			Common	141705103	  9,949,286 	  548,170 	Sole  	None		Sole
Carrington Laboratories		Common	144525102	     14,443 	   14,300 	Sole 		None		Sole
Celanese AG 			Common	D1497A101	 10,924,722 	  629,667 	Sole 		None		Sole
Ciber Inc				Common	17163B102	    594,048 	  124,800 	Sole 		None		Sole
Closure Medical			Common	189093107	    281,574 	   21,760	Sole 		None		Sole
Compex Technology			Common	758944102	  1,520,822 	  573,895 	Sole 		None		Sole
Concurrent Computer Corp	Common	206710204	    416,585 	  188,500 	Sole 		None		Sole
Copytele Inc.			Common	217721109	     44,888 	  144,800 	Sole 		None		Sole
Crown Media Holdings		Common	228411104	    382,577 	  139,119 	Sole 		None		Sole
Del Monte Foods			Common	24522P103	  3,822,623 	  512,416	Sole		None		Sole
Devon Energy Co			Common	25179M103	 23,439,742 	  486,100 	Sole 		None		Sole
Digitalthink Inc			Common	25388M100	     78,900 	   30,000 	Sole		None		Sole
E.piphany Inc			Common	26881V100	    192,433 	   48,350 	Sole 		None		Sole
EMerge Interact			Common	29088W103	     15,189 	   41,050 	Sole 		None		Sole
El Paso Corp			Common	28336L109	  4,728,983 	  781,650 	Sole 		None		Sole
Electronic Arts			Common	285512109	    683,801 	   11,661 	Sole 		None		Sole
Enzo Biochem			Common	294100102	    358,815 	   27,453 	Sole		None		Sole
F5 Networks Inc			Common	315616102	    745,170 	   59,000 	Sole 		None		Sole
Gap, Inc.				Common	364760108	    156,492 	   10,800 	Sole 		None		Sole
Genesis Microchip			Common	37184C103	    332,467 	   26,640 	Sole 		None		Sole
Global Industries			Common	379336100	    455,329 	   97,710 	Sole 		None		Sole
Grant Prideco Inc			Common	38821G101	  2,914,938 	  241,703	Sole 		None		Sole
Healthsouth Corp			Common	421924101	    679,584 	7,995,100 	Sole 		None		Sole
Houston Exploration		Common	442120101	  3,748,950 	  138,850 	Sole 		None		Sole
Identix Inc.			Common	451906101	    142,830 	   31,740 	Sole 		None		Sole
Internap Networks			Common	45885A102	     22,000 	   55,000 	Sole 		None		Sole
Interstate Bakeries		Common	46072H108	  3,779,685 	  359,970 	Sole 		None		Sole
Ivax Corp				Common	465823102	  8,354,745 	  682,020 	Sole 		None		Sole
KLA Tencor Corp			Common	482480100	    411,284 	   11,443 	Sole 		None		Sole
Kmart					Common	482584109	     45,541 	  406,620	Sole 		None		Sole
Liberty Media			Common	530718105	 25,009,807 	2,570,381 	Sole 		None		Sole
Manhattan Assoc			Common	562750109	    196,336 	   11,200 	Sole 		None		Sole
Marvell Technology Group	Common	G5876H105	    962,831 	   45,438 	Sole 		None		Sole
Microtune				Common	59514P109	    255,563 	  121,120 	Sole 		None		Sole
Molecular Device			Common	60851C107	    201,465 	   16,650 	Sole 		None		Sole
National-Oilwell			Common	637071101	  1,095,095 	   48,910 	Sole 		None		Sole
Network Appliance			Common	64120L104	    311,362 	   27,825 	Sole 		None		Sole
Nexen Inc				Common	65334H102	  5,610,709 	  274,900	Sole 		None		Sole
Ocular Sciences			Common	675744106	  7,819,487 	  562,553	Sole 		None		Sole
Oplink Communications Inc	Common	68375Q106	     57,379 	   58,550 	Sole		None		Sole
Party City Corp			Common	702145103	    529,600 	   66,200	Sole 		None		Sole
Payless Shoesource		Common	704379106	  1,808,279 	  115,545	Sole 		None		Sole
Pixelworks				Common	72581M107	    574,834 	  105,281	Sole 		None		Sole
QLT Inc				Common	746927102	    594,360 	   58,500 	Sole 		None		Sole
Qwest Communications		Common	749121109	 10,452,704 	2,995,044 	Sole		None		Sole
RF Micro Device			Common	749941100	    700,560 	  116,624 	Sole 		None		Sole
Republic Services			Common	760759100	 16,148,371 	  813,930 	Sole 		None		Sole
Retek Inc.				Common	76128Q109	     70,440 	   12,208 	Sole 		None		Sole
Rite Aid				Common	767754104	    307,776 	  137,400 	Sole 		None		Sole
Riverstone Networks		Common	769320102	     84,413 	   60,295 	Sole 		None		Sole
Seachange International		Common	811699107	    289,562 	   40,050 	Sole 		None		Sole
Serologicals Corp			Common	817523103	  1,182,095 	  139,070 	Sole 		None		Sole
Siebert Financial Corp		Common	826176109	     34,456 	   14,600 	Sole 		None		Sole
Silicon Image			Common	82705T102	    209,081 	   52,533 	Sole 		None		Sole
Silicon Laboratories		Common	826919102	    944,669 	   36,125 	Sole		None		Sole
Skechers				Common	830566105	  1,450,775 	  223,540	Sole		None		Sole
Speedway Motors			Common	847788106	  2,845,426 	  120,620	Sole 		None		Sole
Spinnaker Exploration		Common	84855W109	  2,610,048 	  134,400	Sole 		None		Sole
Thailand Fund			Common	882904105	    168,804 	   41,680 	Sole		None		Sole
Tyson Foods, Inc  		Common	902494103	 10,132,769 	1,307,454 	Sole 		None		Sole
UnitedGlobalCom			Common	913247508	  1,959,778 	  642,550 	Sole		None		Sole
Vision Sciences			Common	927912105	     76,032 	   76,800 	Sole		None		Sole
Vital Signs				Common	928469105	  3,318,641 	  125,279 	Sole 		None		Sole
Williams Sonoma			Common	969904101	    677,980 	   31,100 	Sole 		None		Sole
Xybernaut				Common	984149104	     10,175 	   27,500	Sole		None		Sole
Zixit Corporation			Common	98974P100	    104,275 	   24,250 	Sole 		None		Sole
						    			216,866,187